UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212)	922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/09

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
November 30, 2009 (Unaudited)

Common Stocks--33.0%	Shares		Value ($)
Brazil
AES Tiete	10,500		109,157
Banco Bradesco, ADR	14,100		298,779
BR Mall Participacoes	3,282	a	44,869
Brasil Telecom, ADR	3,700		111,111
BRF-Brasil Foods	5,300		123,813
Cia Paranaense de Energia	4,400		88,836
Cia Siderurgica Nacional	260		8,664
Cia Siderurgica Nacional, ADR	200		6,858
EDP - Energias do Brasil	5,082		89,742
Gerdau, ADR	800		12,880
Itau Unibanco Holding, ADR	600		13,350
Marfrig Alimentos	13,566	a	158,418
Multiplan Empreendimentos Imobiliarios	3,654		70,749
Natura Cosmeticos	13,400		256,092
Petroleo Brasileiro (Preferred), ADR	6,700		301,902
Positivo Informatica	12,100		139,920
Telecomunicacoes de Sao Paulo, ADR	2,700		66,933
Tim Participacoes, ADR	9,600		259,200
Ultrapar Participacoes, ADR	3,000		141,900
Vale (Preferred), ADR	8,500		208,250
Vivo Participacoes, ADR	500		15,250
Total Common Stocks
(cost $1,518,677)			2,526,673

Preferred Stocks--65.8%	Shares		Value ($)
Brazil
Banco Bradesco	3,100		64,455
Banco do Estado do Rio Grande do Sul	33,000		230,276
Bradespar	10,600		233,677
Brasil Telecom	30,900		299,055
Cia de Gas de Sao Paulo	8,400		158,478

Cia Paranaense de Energia, Cl. B	12,900	248,594
Confab Industrial	61,800	178,835
Gerdau	2,800	43,224
Investimentos Itau	96,200	614,299
Light	16,100	220,934
Localiza Rent a Car	16,500	184,221
Lojas Americanas	35,600	294,047
Metalurgica Gerdau	8,000	150,612
Petroleo Brasileiro	18,000	397,835
Suzano Papel e Celulose	15,800	168,755
Telecomunicacoes de Sao Paulo	7,900	194,181
Tim Participacoes	38,300	101,450
Tractebel Energia	18,200	217,716
Ultrapar Participacoes	9,400	423,014
Usinas Siderurgicas de Minas Gerais, Cl. A	10,000	291,655
Vale, Cl. A	10,800	260,664
Vivo Participacoes	1,900	56,854
Total Preferred Stocks
(cost $5,630,178)		5,032,831
Total Investments (cost $7,148,855)	98.8%	7,559,504
Cash and Receivables (Net)	1.2%	87,976
Net Assets	100.0%	7,647,480

ADR - American Depository Receipts
a Non-income producing security.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $7,148,855. Net unrealized appreciation on investments was $410,649 of which $457,726 related to appreciated investment securities and $47,077 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	7,559,504	-	-	7,559,504

+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)